Significant Accounting Policies (Details)	6 Months Ended
	Mar. 31, 2026 USD ($)	Mar. 31, 2025 USD ($)	Mar. 31, 2026 CNY (¥)	Sep. 30, 2025 USD ($)
Significant Accounting Policies [Line Items]
Depositor amount	$ 70,000		¥ 500,000
Restricted cash	6,826,537			$ 3,141,756
Time deposits	433,798			100,164
Credit loss reversals	(335,966)	$ 4,818
Allowance for advance to suppliers	892,723			1,183,298
Allowance for credit losses of notes receivable	128,561
Allowance for credit losses of other receivable	7,294
Write-downs recognized of inventories
Residual value percentage	5.00%		5.00%
Impairment charge recognized for long-lived assets
Advance from customers	2,163,518			1,317,816
Advance from customers recognized revenue	1,289,145	1,216,185
Shipping and handling costs	580,338	488,242
Advertising costs	74,529	83,884
Deferred government grants	1,159,756			1,123,753
Government grants	$ 379,803	243,044
Percentage of tax benefit	50.00%
After-tax profit percentage	10.00%
Registered capital	50.00%
Securities percentage	10.00%
Cash and cash equivalents	$ 2,259,613	$ 9,205,552		6,483,489
Suppliers [Member]
Significant Accounting Policies [Line Items]
Allowance for advance to suppliers	$ 244,451			$ 197,935
PRC GAAP [Member]
Significant Accounting Policies [Line Items]
After-tax profit percentage	10.00%
Registered capital	50.00%
Accounts Receivable [Member]
Significant Accounting Policies [Line Items]
Allowance for credit losses of other noncurrent assets	$ 107,740
Minimum [Member]
Significant Accounting Policies [Line Items]
VAT rates	6.00%
Maximum [Member]
Significant Accounting Policies [Line Items]
VAT rates	13.00%